Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	$ 94,370	$ 102,429
Current Portion of Derivative Liabilities	(115,813)	(267,539)
Derivative Liabilities	(415,041)	(414,084)
Derivative [Member]
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	1,206	80
Other Non-Current Assets	11,756	17,844
Accrued Liabilities	(16,473)	(21,725)
Current Portion of Derivative Liabilities	(115,813)	(267,539)
Derivative Liabilities	(415,043)	(414,084)
Derivative [Member] | Derivatives designated as a cash flow hedge [Member] | Interest Rate Swap Agreements [Member]
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	1,340	0
Accrued Liabilities	(363)	0
Current Portion of Derivative Liabilities	(1,033)	(338)
Derivative Liabilities	(52)	(777)
Derivative [Member] | Derivatives not designated as a cash flow hedge [Member]
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	575	10,328
Accrued Liabilities	0	0
Current Portion of Derivative Liabilities	0	0
Derivative Liabilities	0	0
Derivative [Member] | Derivatives not designated as a cash flow hedge [Member] | Interest Rate Swap Agreements [Member]
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	212	0
Other Non-Current Assets	9,841	7,516
Accrued Liabilities	(11,979)	(18,348)
Current Portion of Derivative Liabilities	(59,055)	(198,196)
Derivative Liabilities	(233,903)	(154,673)
Derivative [Member] | Derivatives not designated as a cash flow hedge [Member] | Foreign Currency Contracts [Member]
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	119	80
Other Non-Current Assets	0	0
Accrued Liabilities	0	0
Current Portion of Derivative Liabilities	(2,601)	(16,372)
Derivative Liabilities	(511)	(2,534)
Derivative [Member] | Derivatives not designated as a cash flow hedge [Member] | Cross Currency Swap Agreements [Member]
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	0	0
Accrued Liabilities	(3,464)	(3,377)
Current Portion of Derivative Liabilities	(53,124)	(52,633)
Derivative Liabilities	(180,577)	$ (256,100)
Derivative [Member] | Derivatives not designated as a cash flow hedge [Member] | Time-charter Swap Agreement [Member]
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	875
Other Non-Current Assets	0
Accrued Liabilities	(667)
Current Portion of Derivative Liabilities	0
Derivative Liabilities	$ 0